Guarantor Subsidiaries (Condensed Consolidating Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 242,696	$ 371,437	$ 282,894	$ 341,855
Accounts receivable, net of allowances	48,590	50,296
Content library	180,121	199,868
Prepaid expenses and other current assets	39,837	84,709
Intercompany receivables	0	0
Total current assets	511,244	706,310
Property and equipment, net	428,468	520,865
Deferred income taxes	11,378	6,443
Goodwill and other intangible assets, net	623,998	638,690
Other long-term assets	8,231	19,075
Investment in related parties	0	0
Total assets	1,583,319	1,891,383
Current Liabilities:
Accounts payable	168,633	236,018
Accrued payable to retailers	126,290	134,140
Other accrued liabilities	137,126	134,127
Current portion of long-term debt and other long-term liabilities	20,416	103,889
Deferred income taxes	21,432	23,143
Intercompany payables	0	0
Total current liabilities	473,897	631,317
Long-term debt and other long-term liabilities	973,669	681,403
Deferred income taxes	38,375	58,528
Total liabilities	1,485,941	1,371,248
Commitments and contingencies
Debt conversion feature	0	1,446
Stockholders’ Equity:
Preferred stock	0	0
Common stock	473,592	482,481
Treasury stock	(996,293)	(476,796)
Retained earnings	620,389	513,771
Accumulated other comprehensive income (loss)	(310)	(767)
Total stockholders’ equity	97,378	518,689	549,088	513,902
Total liabilities and stockholders’ equity	1,583,319	1,891,383
Reportable Legal Entities | Outerwall Inc.
Current Assets:
Cash and cash equivalents	180,889	315,250	242,489	310,259
Accounts receivable, net of allowances	3,203	2,029
Content library	0	37
Prepaid expenses and other current assets	21,442	67,664
Intercompany receivables	40,762	180,100
Total current assets	246,296	565,080
Property and equipment, net	133,923	163,747
Deferred income taxes	0	0
Goodwill and other intangible assets, net	249,717	251,150
Other long-term assets	6,665	7,156
Investment in related parties	917,234	815,243
Total assets	1,553,835	1,802,376
Current Liabilities:
Accounts payable	12,899	17,336
Accrued payable to retailers	69,189	71,085
Other accrued liabilities	59,770	59,444
Current portion of long-term debt and other long-term liabilities	20,020	103,519
Deferred income taxes	0	0
Intercompany payables	309,932	315,615
Total current liabilities	471,810	566,999
Long-term debt and other long-term liabilities	949,588	661,627
Deferred income taxes	35,058	45,307
Total liabilities	1,456,456	1,273,933
Commitments and contingencies
Debt conversion feature		1,446
Stockholders’ Equity:
Preferred stock	0	0
Common stock	588,105	596,995
Treasury stock	(996,293)	(476,796)
Retained earnings	506,360	407,959
Accumulated other comprehensive income (loss)	(793)	(1,161)
Total stockholders’ equity	97,379	526,997
Total liabilities and stockholders’ equity	1,553,835	1,802,376
Reportable Legal Entities | Combined Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	17,939	9,639	0	0
Accounts receivable, net of allowances	43,874	45,672
Content library	176,490	196,695
Prepaid expenses and other current assets	23,923	28,234
Intercompany receivables	467,181	355,418
Total current assets	729,407	635,658
Property and equipment, net	263,412	320,296
Deferred income taxes	0	0
Goodwill and other intangible assets, net	374,281	387,540
Other long-term assets	1,231	11,499
Investment in related parties	(5,114)	4,825
Total assets	1,363,217	1,359,818
Current Liabilities:
Accounts payable	153,260	215,703
Accrued payable to retailers	42,977	48,126
Other accrued liabilities	74,536	71,607
Current portion of long-term debt and other long-term liabilities	0	3
Deferred income taxes	27,961	35,292
Intercompany payables	121,015	154,565
Total current liabilities	419,749	525,296
Long-term debt and other long-term liabilities	22,946	18,748
Deferred income taxes	3,288	13,190
Total liabilities	445,983	557,234
Commitments and contingencies
Debt conversion feature		0
Stockholders’ Equity:
Preferred stock	0	0
Common stock	225,729	225,016
Treasury stock	0	0
Retained earnings	691,505	577,568
Accumulated other comprehensive income (loss)	0	0
Total stockholders’ equity	917,234	802,584
Total liabilities and stockholders’ equity	1,363,217	1,359,818
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	43,868	46,548	40,759	31,766
Accounts receivable, net of allowances	1,513	2,595
Content library	3,631	3,136
Prepaid expenses and other current assets	1,030	960
Intercompany receivables	0	5,093
Total current assets	50,042	58,332
Property and equipment, net	31,133	36,822
Deferred income taxes	11,378	6,412
Goodwill and other intangible assets, net	0	0
Other long-term assets	335	420
Investment in related parties	0	0
Total assets	92,888	101,986
Current Liabilities:
Accounts payable	2,474	2,979
Accrued payable to retailers	14,124	14,929
Other accrued liabilities	2,820	3,076
Current portion of long-term debt and other long-term liabilities	396	367
Deferred income taxes	29	0
Intercompany payables	76,996	70,432
Total current liabilities	96,839	91,783
Long-term debt and other long-term liabilities	1,135	1,028
Deferred income taxes	29	0
Total liabilities	98,003	92,811
Commitments and contingencies
Debt conversion feature		0
Stockholders’ Equity:
Preferred stock	0	0
Common stock	12,393	12,393
Treasury stock	0	0
Retained earnings	(17,991)	(3,612)
Accumulated other comprehensive income (loss)	483	394
Total stockholders’ equity	(5,115)	9,175
Total liabilities and stockholders’ equity	92,888	101,986
Eliminations and Consolidation Reclassifications
Current Assets:
Cash and cash equivalents	0	0	(354)	(170)
Accounts receivable, net of allowances	0	0
Content library	0	0
Prepaid expenses and other current assets	(6,558)	(12,149)
Intercompany receivables	(507,943)	(540,611)
Total current assets	(514,501)	(552,760)
Property and equipment, net	0	0
Deferred income taxes	0	31
Goodwill and other intangible assets, net	0	0
Other long-term assets	0	0
Investment in related parties	(912,120)	(820,068)
Total assets	(1,426,621)	(1,372,797)
Current Liabilities:
Accounts payable	0	0
Accrued payable to retailers	0	0
Other accrued liabilities	0	0
Current portion of long-term debt and other long-term liabilities	0	0
Deferred income taxes	(6,558)	(12,149)
Intercompany payables	(507,943)	(540,612)
Total current liabilities	(514,501)	(552,761)
Long-term debt and other long-term liabilities	0	0
Deferred income taxes	0	31
Total liabilities	(514,501)	(552,730)
Commitments and contingencies
Debt conversion feature		0
Stockholders’ Equity:
Preferred stock	0	0
Common stock	(352,635)	(351,923)
Treasury stock	0	0
Retained earnings	(559,485)	(468,144)
Accumulated other comprehensive income (loss)	0	0
Total stockholders’ equity	(912,120)	(820,067)
Total liabilities and stockholders’ equity	$ (1,426,621)	$ (1,372,797)